Streaming transactions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contract liabilities, current	$ 90	$ 81
Contract liabilities, non-current	1,962	1,612
Total contract liabilities	2,052	1,693
Gold Streaming [Member]
IfrsStatementLineItems [Line Items]
Contract liabilities, current	68	53
Contract liabilities, non-current	1,521	1,184
Total contract liabilities	1,589	1,237
Cobalt Streaming [Member]
IfrsStatementLineItems [Line Items]
Contract liabilities, current	22	28
Contract liabilities, non-current	441	428
Total contract liabilities	$ 463	$ 456